Short-term Borrowings	12 Months Ended
Dec. 31, 2013
SHORT-TERM BORROWINGS [Abstract]
Short-term Borrowings
14.	SHORT-TERM BORROWINGS

Short-term borrowings as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	RMB	RMB
Borrowing from China Minsheng Bank	980,538	511,837
Borrowing from Industrial and Commercial Bank of China	251,420	244,248
Borrowing from Citi Bank	250,337	—
Borrowing from China Citi Bank	46,505	—
Borrowing from Bank of Ningbo	139,881	—
Borrowing from China Merchants Bank	—	262,166
Borrowing from Shanghai Commercial & Savings Bank	—	195,101
Borrowing from Bank of Taiwan	—	182,907
Borrowing from Bank of China	—	171,628
Borrowing from others	92	—
Total short-term borrowings	1,668,773	1,567,887

In December 2013, the Group obtained a borrowing of USD41.3 million (equivalent to RMB249.8 million), which is repayable in the fourth quarter of 2014, from China Minsheng Bank. The borrowing carries an interest rate of 4.3% per annum and was collateralized by a pledge of short-term investments of RMB244.4 million with interest rates ranging from 6.45% to 6.66% per annum.

In December 2013, the Group obtained a borrowing of USD43.0 million (equivalent to RMB262.0 million), which is repayable in December 2014, from China Minsheng Bank. The borrowing carries an interest rate of 2.9% per annum and was collateralized by a pledge of short-term investments of RMB255.6 million with interest rates ranging from 6.29% to 6.93% per annum.

In December 2013, the Group obtained a borrowing of USD40.1 million (equivalent to RMB244.2 million), which is repayable in December 2014, from Industrial and Commercial Bank of China. The borrowing carries an interest rate of 2.28% per annum and was collateralized by a pledge of short-term investments of RMB260.0 million with an interest rate of 4.9% per annum.

In December 2013, the Group obtained a borrowing of USD43.0 million (equivalent to RMB262.2 million), which is repayable in December 2014, from China Merchants Bank. The borrowing carries an interest rate of 2.5% per annum and was collateralized by a pledge of short-term investments of RMB199.1 million with an interest rate of 5.8% per annum.

In December 2013, the Group obtained a borrowing of USD32.0 million (equivalent to RMB195.1 million), which is repayable in March 2014, from Shanghai Commercial & Savings Bank. The Group also obtained a borrowing of USD30.0 million (equivalent to RMB182.9 million), which is repayable in March 2014, from Bank of Taiwan. Both borrowings carry an interest rate of 2.75% per annum and were collateralized by a pledge of time deposits with maturity over one year of RMB383.0 million with an interest rate of 5.45% per annum.

In December 2013, the Group obtained a borrowing of USD28.2 million (equivalent to RMB171.6 million), which is repayable in December 2014, from Bank of China. The borrowing carries an interest rate of 2.98% per annum and was collateralized by a pledge of short-term investments of RMB210.0 million with an interest rate of 5.6% per annum.

The movement of short-term borrowings during the years ended December 31, 2012 and 2013 are as follows:

	For the Years Ended December 31,
	2012	2013
	RMB	RMB
Balance at beginning of year	858,849	1,668,773
Add: Current year additions	3,034,492	1,656,256
Current year additions from acquisition	—	—
Less: Current year repayment	(2,235,891)	(1,747,127)
Foreign currency translation	11,323	(10,015)
Balance at end of year	1,668,773	1,567,887

Weighted average short-term borrowings were RMB2,354.5 million and RMB593.3 million for 2012 and 2013, respectively.